Summary of Net Realized Investment Gains And Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net Realized Investment Gains and Losses
Net realized derivative (losses) gains	$ (1,087)		$ 705		$ 314
Realized gains on sales	31		32		48
Realized losses on sales	(19)		(54)		(23)
Other	2				12
Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	(1,073)		683		351
Other-than-temporary impairments on fixed maturity securities	(5)	[1]	(5)	[1]	(32)	[1]
Net realized investment (losses) gains, including other-than-temporary impairments	$ (1,078)		$ 678		$ 319

[1]	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.